CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,578,403)	$ (228,847)	¥ (1,298,880)	¥ (517,550)
Depreciation of property and equipment and amortization of intangible assets	25,210	3,655	21,451	19,611
Share-based compensation expenses	373,895	54,210	548,465	180,090
Accrued investment income of short-term investments	(31,537)	(4,572)	(6,366)	(2,359)
Deferred income tax	(2,400)	(348)	(1,095)
Provision of allowance for expected credit loss	34,457	4,996	32,633	16,773
Loss on disposal of property and equipment	77	11		255
Impairment of long-term investments	20,894	3,029
Fair value change of financial instrument	176,685	25,617	(27,846)	68,818
Changes in operating assets and liabilities:
Trade receivables	(132,839)	(19,260)	(374,676)	(257,070)
Prepayments and other current assets	87,134	12,633	(134,357)	(17,061)
Right-of-use assets	26,393	3,827	(123,271)	22,744
Other non-current assets	382	55	(7,681)	412
Accounts payable and accrued liabilities	(15,870)	(2,301)	524,245	214,807
Contract liabilities	78,219	11,341	79,404	52,867
Amounts due from/to related parties	(65,287)	(9,466)	33,203	(57,921)
Taxes payable	(40,849)	(5,923)	59,017	20
Salary and welfare payables	(36,542)	(5,298)	81,422	25,007
Other current liabilities	(8,472)	(1,228)	34,333	28,883
Lease liabilities	(26,101)	(3,784)	119,765	(22,747)
Net cash used in operating activities	(1,114,954)	(161,653)	(440,234)	(244,421)
Cash flows from investing activities:
Cash paid for long-term investments			(19,380)
Purchases of short-term investments	(10,546,256)	(1,529,063)	(6,418,000)	(6,153,104)
Proceeds of maturities of short-term investments	12,046,130	1,746,525	5,234,592	6,594,676
Purchases of term deposits	(3,571,690)	(517,846)	(4,946,963)	(2,328,717)
Proceeds from withdrawal of term deposits	5,768,675	836,379	3,018,396	2,319,201
Purchases of property and equipment	(714)	(104)	(7,440)	(1,952)
Proceeds from disposal of property and equipment	123	18		9
Acquisition of subsidiaries, net of cash acquired	(60,608)	(8,787)	(33,180)
Proceeds from/(payment of) foreign exchange options	(145,193)	(21,051)	35,472
Net cash provided by/(used in) investing activities	3,490,467	506,071	(3,136,503)	430,113
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost			4,853,293
Proceeds received from employees in relation to share options	19,612	2,843	22,954	9,286
Payments for repurchase of shares	(127,962)	(18,553)
Net cash provided by/(used in) financing activities	(108,350)	(15,710)	4,876,247	9,286
Effect of exchange rate changes on cash and cash equivalents	101,528	14,720	(100,169)	(137,508)
Net increase in cash and cash equivalents	2,368,691	343,428	1,199,341	57,470
Cash and cash equivalents at beginning of the year	2,157,161	312,759	957,820	900,350
Cash and cash equivalents at end of the year	4,525,852	656,187	2,157,161	957,820
Supplemental schedule of non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value			170,585	¥ 680,734
Unpaid consideration for acquisition (including contingent consideration)	¥ 22,858	$ 3,314	¥ 79,636